As filed with the Securities and Exchange Commission on January 30, 2006

Commission File Nos. 333-70472

811-08664

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 86	☒

Jackson National Separate Account - I

(Exact Name of Registrant)

Jackson National Life Insurance Company

(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq.

Senior Vice President, Secretary and General Counsel

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

(Name and Address of Agent for Service)

Copy to:

Susan S. Rhee, Esq.

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

It is proposed that this filing will become effective:
___	immediately upon filing pursuant to paragraph (b)
___	on [date] pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
_X_	on April 30, 2006, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

ADD PII AND FIFTH THIRD PROSPECTUSES

STATEMENT OF ADDITIONAL INFORMATION

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May 1, 2006

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INDIVIDUAL AND GROUP FLEXIBLE PREMIUM

FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I

OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

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This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-766-4683.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National®). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P®), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500® and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL

PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

Services

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

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For Perspective II®, the aggregate amount of underwriting commissions paid to broker/dealers was $173,795,782 in 2003, $210,474,026 in 2004, and $_____ in 2005 [TO BE UPDATED]. JNLD did not retain any portion of the commissions.

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For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004 and $_____ in 2005 [TO BE UPDATED]. The product was not available in 2003.

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Calculation of Performance

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When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

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Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[GRAPHIC OMITTED]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National's Tax Status

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev.

Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 68 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)

a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)

is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.


Condensed Financial Information [TO BE UPDATED]

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Accumulation Unit Values

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.



At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every charge level (annualized) under the Contract.

A-1

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Financial statements and schedules included in Part A:
Not Applicable
	(2)	Financial statements and schedules included in Part B:
Jackson National Separate Account - I:
[TO BE INCORPORATED BY POST-EFFECTIVE AMENDMENT]

Jackson National Life Insurance Company:
[TO BE INCORPORATED BY POST-EFFECTIVE AMENDMENT]

Item 24.(b)	Exhibits

Exhibit No.	Description
1.

Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable
3.a.	General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).
b.	General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
c.

Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a.

Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).
c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).
d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).
e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).
f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
h.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
i.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
j.	Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
k.	Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
l.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
m.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
n.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
o.	Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
p.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
q.

Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r.	Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).
s.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).
t.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).
u.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).
v.

Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w.	Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).
x.

Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).
z.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
aa.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
bb.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).
cc.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
dd.	Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
ee.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
ff.	Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).
gg.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).
hh.

Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii.

Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk.

Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
mm.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
nn.

Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
pp.

Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq.	Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
rr.	Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
ss.	Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).
tt.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).
uu.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).
vv.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).
ww.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).
yy.

Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz.

Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb.

Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc.

Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, attached hereto.
eee.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, attached hereto.
fff.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, attached hereto.
ggg.	Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, attached hereto.
hhh.	Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, attached hereto.
5.a.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).
b.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f.

Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h.

Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

6.a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).
b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).
7.a.

Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).
c.

Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d.

Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e.

Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

8.	Not Applicable
9.	Opinion and Consent of Counsel, attached hereto.
10.	Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Post Effective Amendment No. 16 filed on April 27, 2005 (File Nos. 333-70472 and 811-08664).
11.	Not Applicable
12.	Not Applicable
13.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 5, 2001 (File Nos. 033-82080 and 811-08664).
a.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash 1 Corporate Way Lansing, MI 48951	Vice President - Actuary & Appointed Actuary

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems & Programming

James Binder 1 Corporate Way Lansing, MI 48951	Vice President - Finance & Corporate Strategy

John H. Brown 1 Corporate Way Lansing, MI 48951	Vice President - Government Relations

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Application Coordinator

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Actuary

Phillip Brian Eaves 1 Corporate Way Lansing, MI 48951	Vice President – Corporate Development

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Senior Vice President & Controller – Financial Operations

James D. Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Vice President & Associate General Counsel & Assistant Secretary

James Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President & Chief Compliance Officer - Separate Accounts

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Treasurer & Director

Stephen A. Hrapkiewicz, Jr. 1 Corporate Way Lansing, MI 48951	Senior Vice President - Human Resources

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	Executive Vice President & Chief Distribution Officer

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Lynn W. Lopes 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

Clark P. Manning, Jr. 1 Corporate Way Lansing, MI 48951	President & Chief Executive Officer & Director

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Dean M. Miller 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

Jacky Morin 1 Corporate Way Lansing, MI 48951	Vice President - Group Pension

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Senior Vice President - Asset/Liability Management

J. George Napoles 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Administration Officer

Mark D. Nerud 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

Russell E. Peck 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Controller - Financial Reporting

Laura L. Prieskorn 1 Corporate Way Lansing, Michigan 48951	Vice President - Model Office

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management

Kathleen M. Smith 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Denver Service Center

James R. Sopha 1 Corporate Way Lansing, MI 48951	Executive Vice President - Corporate Development & Director

Robert M. Tucker, Jr. 1 Corporate Way Lansing, MI 48951	Vice President - Regional IT

Michael A. Wells 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Chief Operating Officer & Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

120 Orion, LLC	South Carolina	100% Jackson National Life Insurance Company	Real Estate

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

BH Clearing, LLC	Michigan	100% Jackson National Life Insurance Company	Broker/Dealer

Brooke Holdings, Inc.	Delaware	100% Brooke Holdings (UK) Limited	Holding Company Activities

Brooke Holdings (UK) Limited	United Kingdom	100% Holborn Delaware Corporation	Holding Company Activities

Brooke Investment, Inc.	Delaware	100% Brooke Holdings, Inc.	Investment Related Company

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Brooke (Jersey) Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Crescent Telephone	Delaware	100% Jackson National Life Insurance Company	Telecommunications

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Equestrian Pointe Investors, L.L.C.	Illinois	100% Jackson National Life Insurance Company	Real Estate

Forty Partners #1, L.C.	Missouri	100% Jackson National Life Insurance Company	Real Estate

GCI Holding Corporation	Delaware	70% Jackson National Life Insurance Company	Holding Company Activities

GS28 Limited	United Kingdom	100% Brooke Holdings (UK) Limited	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Corporation	Delaware	100% Prudential Four Limited	Holding Company Activities

Holliston Mills	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

Industrial Coatings Group	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company	Investment Company

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser and Transfer Agent

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company	Life Insurance

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

Jackson National Life Insurance Company	New York	100% Jackson National Life Insurance Company of New York	Life Insurance

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Southeast Agency LLC	Michigan	100% Jackson National Life Insurance Company	Insurance Agency

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

LePages Management Company, LP	Delaware	50% LePages MC, LLC

LePages MC, LLC	Delaware	100% PPM Management, Inc.

Life of Georgia Agency, Inc.	Georgia	100% Brooke Holdings, Inc.	Insurance Agency

Meadows NRH Associates, L.P.	Texas	100% Meadows NRH, Inc.	Real Estate

Meadows NRH, Inc.	Texas	100% Jackson National Life Insurance Company	Real Estate

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	United Kingdom	100% Prudential plc	Holding Company Activities

Prudential Two Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Three Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Four Limited	United Kingdom	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Item 27.	Number of Contract Owners as of November 25, 2005

Qualified – 67,173

Non-Qualified – 52,617

Item 28.	Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)

Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director and Chief Financial Officer

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	President and Chief Executive Officer

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Planning Services

Stephen M. Ash 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Finance

Michael Bell 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President and Chief Legal Officer

Kristen (West) Billows 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Fixed and Index Annuities Marketing Strategy

William Britt 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Print and Distribution Services

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Greg Cicotte 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Regulatory Accounting and Special Projects

Steve Goldberg 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Desk

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Corporate/Curian Brand Manager

Thomas Hurley 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Market Research and Analysis

Mark Jones 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Production Management

Steve Kluever 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Variable Product Development

James Livingston 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President - Operations

Doug Mantelli 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Creative Services

Susan McClure 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Development and Chief of Staff

James McCorkle 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Accounts

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Secretary

Jack Mishler 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing Strategy, Variable Annuities

Michael Nicola 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Strategic Relationships

Peter Radloff 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Advanced Markets

Gregory B. Salsbury 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President

Greg Smith 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Business Planning Services

David Sprague 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Strategy

Daniel Starishevsky 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Communications

Doug Townsend 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President and Controller - Financial Operations

Ray Trueblood 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Life Insurance Marketing Strategy

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - New Business Development

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation

Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.	Location of Accounts and Records

Jackson National Life Insurance Company

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

Institutional Marketing Group Service Center

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

8055 East Tufts Ave., Second Floor

Denver, Colorado 80237

Jackson National Life Insurance Company

225 West Wacker Drive, Suite 1200

Chicago, IL 60606

Item. 31.	Management Services

Not Applicable

Item. 32.	Undertakings and Representations

a.

Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.

Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.

Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of January, 2006.

Jackson National Separate Account - I

(Registrant)

Jackson National Life Insurance Company

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, Secretary,

and General Counsel

Jackson National Life Insurance Company

(Depositor)

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, Secretary,

and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer* Clark P. Manning, Jr., President, Chief Executive Officer and Director	January 30, 2006
/s/ Thomas J. Meyer* Michael A. Wells, Director	January 30, 2006
/s/ Thomas J. Meyer* Andrew B. Hopping, Executive Vice President - Chief Financial Officer and Director	January 30, 2006
/s/ Thomas J. Meyer* Robert A. Fritts, Vice President and Comptroller - Financial Operations	January 30, 2006
/s/ Thomas J. Meyer* James R. Sopha, Executive Vice President and Director	January 30, 2006

* Thomas J. Meyer, Senior Vice President,

Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and John S. (Scott) Kreighbaum (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I, JNL Separate Account III, JNL Separate Account IV, and JNL Separate Account V, as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 3rd day of January, 2006.

/s/ Clark P. Manning, Jr.

Clark P. Manning, Jr., President, Chief

Executive Officer and Director

/s/ Michael A. Wells

Michael A. Wells, Chief Operating Officer

and Director

/s/ Andrew B. Hopping

Andrew B. Hopping, Executive Vice President,

Chief Financial Officer, Treasurer and Director

/s/ Robert A. Fritts

Robert A. Fritts, Senior Vice President and

Controller

/s/ James R. Sopha

James R. Sopha, Executive Vice President

and Director

EXHIBIT LIST

Exhibit No.	Description
4.ddd.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, attached hereto as EX-4.ddd.
4.eee.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, attached hereto as EX-4.eee.
4.fff.	Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, attached hereto as EX-4.fff.
4.ggg.	Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, attached hereto as EX-4.ggg.
4.hhh.	Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, attached hereto as EX-4.hhh.
9.	Opinion and Consent of Counsel, attached hereto as EX-9.